Annual Total Returns (Vanguard Tax-Managed Capital Appreciation Fund - Admiral Shares Retail) (Vanguard Tax-Managed Capital Appreciation Fund, Vanguard Tax-Managed Capital Appreciation Fund - Admiral Shares)
12 Months Ended
Dec. 31, 2012
Vanguard Tax-Managed Capital Appreciation Fund | Vanguard Tax-Managed Capital Appreciation Fund - Admiral Shares
Annual Total Return
2012	16.35%
2011	1.38%
2010	16.02%
2009	29.11%
2008	(37.58%)
2007	6.11%
2006	14.44%
2005	7.56%
2004	11.77%
2003	31.80%